Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Cost of revenue
Gross Profit
Operating expenses:
Research and Development	(3,714)	(5,510)	(6,015)
Operating Expenses	(6,207)	(4,357)	(4,478)
Total operating expenses	(9,921)	(9,867)	(10,493)
Loss from operations	(9,921)	(9,867)	(10,493)
Other income/(expense):
Finance Income/(expense)	(91)	(12)	(12)
Loss from operations before income taxes	(10,012)	(9,879)	(10,505)
Income tax provision	689	1,945	1,912
Loss for the year	(9,323)	(7,934)	(8,593)
Other Comprehensive loss:
Currency translation	(27)	(21)	61
Comprehensive loss	$ (9,350)	$ (7,955)	$ (8,532)
Basic and diluted loss per share attributable to common shareholders	$ (0.07)	$ (0.06)	$ (0.09)